Segment Information (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Segment Information for the Operating Segments
The segment information for the operating segments for the years ended December 31, 2020, 2019 and 2018 are as follows:

	Year Ended December 31, 2020
	Exploration and Production	Refining and Chemicals	Marketing	Natural Gas and Pipeline	Head Office and Other	Total
	RMB	RMB	RMB	RMB	RMB	RMB
Revenue	530,807	774,775	1,497,533	370,771	3,547	3,177,433
Less: elimination	(437,670)	(492,667)	(276,503)	(35,437)	(1,320)	(1,243,597)

Revenue from external customers	93,137	282,108	1,221,030	335,334	2,227	1,933,836

Depreciation, depletion and amortization	(150,849)	(23,893)	(17,833)	(19,475)	(1,825)	(213,875)
Including: Impairment losses of property, plant and equipment	(15,364)	—	(3)	—	—	(15,367)
Profit / (loss) from operations	23,092	(1,834)	(2,906)	72,410	(14,825)	75,937
Finance costs:
Exchange gain						14,387
Exchange loss						(14,279)
Interest income						3,023
Interest expense						(26,528)

Total net finance costs						(23,397)

Share of (loss)/profit of associates and joint ventures	(616)	(24)	(728)	2,128	2,773	3,533

Profit before income tax expense						56,073
Income tax expense						(22,588)

Profit for the year						33,485

Segment assets	1,452,554	432,022	489,984	195,353	1,631,577	4,201,490
Other assets						17,361
Investments in associates and joint ventures	41,461	1,289	18,239	160,730	28,884	250,603
Elimination of intersegment balances (a)						(1,981,328)

Total assets						2,488,126

Capital expenditures	186,620	21,810	16,294	21,143	626	246,493
Segment liabilities	658,521	186,332	321,460	192,456	573,340	1,932,109
Other liabilities						80,104
Elimination of intersegment balances (a)						(890,708)

Total liabilities						1,121,505

	Year Ended December 31, 2019
	Exploration and Production	Refining and Chemicals	Marketing	Natural Gas and Pipeline	Head Office and Other	Total
	RMB	RMB	RMB	RMB	RMB	RMB
Revenue	676,320	1,000,062	2,075,044	391,023	3,700	4,146,149
Less: elimination	(552,672)	(702,207)	(332,164)	(40,652)	(1,644)	(1,629,339)

Revenue from external customers	123,648	297,855	1,742,880	350,371	2,056	2,516,810

Depreciation, depletion and amortization	(158,874)	(25,469)	(16,657)	(22,375)	(1,887)	(225,262)
Including: Impairment losses of property, plant and equipment	(11,562)	(1,444)	(1)	(412)	—	(13,419)
Profit / (loss) from operations	96,097	16,077	(2,878)	26,108	(13,642)	121,762
Finance costs:
Exchange gain						10,017
Exchange loss						(10,016)
Interest income						3,631
Interest expense						(30,409)

Total net finance costs						(26,777)

Share of profit of associates and joint ventures	3,513	—	1,460	501	2,755	8,229

Profit before income tax expense						103,214
Income tax expense						(36,199)

Profit for the year						67,015

Segment assets	1,520,697	404,264	485,085	536,298	1,409,368	4,355,712
Other assets						29,908
Investments in associates and joint ventures	45,721	1,371	18,810	9,713	26,458	102,073
Elimination of intersegment balances (a)						(1,754,783)

Total assets						2,732,910

Capital expenditures	230,117	21,823	17,074	27,004	758	296,776
Segment liabilities	720,028	151,051	305,804	277,370	594,000	2,048,253
Other liabilities						88,793
Elimination of intersegment balances (a)						(848,441)

Total liabilities						1,288,605

	Year Ended December 31, 2018
	Exploration and Production	Refining and Chemicals	Marketing	Natural Gas and Pipeline	Head Office and Other	Total
	RMB	RMB	RMB	RMB	RMB	RMB
Revenue	658,712	1,013,413	1,891,743	362,626	2,376	3,928,870
Less: elimination	(539,295)	(696,614)	(281,522)	(35,899)	(606)	(1,553,936)

Revenue from external customers	119,417	316,799	1,610,221	326,727	1,770	2,374,934

Depreciation, depletion and amortization	(169,622)	(25,750)	(13,079)	(21,985)	(1,840)	(232,276)
Including: Impairment losses of property, plant and equipment	(26,002)	(3,393)	—	(530)	—	(29,925)
Profit / (loss) from operations	73,519	46,879	(8,628)	25,515	(14,343)	122,942
Finance costs:
Exchange gain						12,701
Exchange loss						(11,581)
Interest income						3,779
Interest expense						(22,718)

Total net finance costs						(17,819)

Share of profit of associates and joint ventures	4,224	92	4,185	496	2,650	11,647

Profit before income tax expense						116,770
Income tax expense						(42,790)

Profit for the year						73,980

Segment assets	1,227,613	358,316	396,146	519,553	1,371,525	3,873,153
Other assets						24,759
Investments in associates and joint ventures	39,235	(1,973)	20,420	7,022	24,658	89,362
Elimination of intersegment balances (a)						(1,546,397)

Total assets						2,440,877

Capital expenditures	196,109	15,783	16,646	26,502	1,066	256,106
Segment liabilities	466,097	73,200	225,095	158,153	566,129	1,488,674
Other liabilities						100,303
Elimination of intersegment balances (a)						(556,991)

Total liabilities						1,031,986

Geographical Information
Geographical information

	Revenue			Non-current assets (b)
	2020	2019	2018	December 31, 2020	December 31, 2019
	RMB	RMB	RMB	RMB	RMB
Mainland China	1,212,821	1,476,693	1,538,315	1,789,349	2,027,428
Other	721,015	1,040,117	836,619	190,625	213,268

	1,933,836	2,516,810	2,374,934	1,979,974	2,240,696

(a)	Elimination of intersegment balances represents elimination of intersegment accounts and investments.
(b)	Non-current assets mainly include non-current assets other than financial instruments and deferred tax assets.